Offerings - Offering: 1	Oct. 22, 2026 USD ($)
Offering:
Fee Previously Paid	true
Transaction Valuation	$ 7,088,068.60	[1]
Amount of Registration Fee	$ 978.86
Offering Note
(1)	Calculated as the aggregate maximum value of Shares being purchased. The fee of $978.86 was paid in connection with the filing of the Schedule TO-I by Princeton Everest Fund (File No. 005-90120) on December 19, 2025 (the “Schedule TO”). This is the final amendment to the Schedule TO and is being filed to report the results of the offer.

[1]	Calculated as the aggregate maximum value of Shares being purchased. The fee of $978.86 was paid in connection with the filing of the Schedule TO-I by Princeton Everest Fund (File No. 005-90120) on December 19, 2025 (the “Schedule TO”). This is the final amendment to the Schedule TO and is being filed to report the results of the offer.